Segment Information (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2013 International CNY	Dec. 31, 2012 International CNY	Dec. 31, 2011 International CNY
Segment Information
Number of principal operating segments	2	2
Segment information
Revenues	$ 504,264,003	3,052,662,993	2,770,586,055	2,983,436,657	2,292,571,038	2,093,057,299	2,369,810,789	760,091,955	677,528,756	613,625,868
Segment cost and operating expenses		(2,638,830,270)	(2,133,504,175)	(1,824,430,792)	(1,829,631,361)	(1,472,777,225)	(1,351,426,255)	(809,198,909)	(660,726,950)	(473,004,537)
Segment operating profit		413,832,723	637,081,880	1,159,005,865	462,939,677	620,280,074	1,018,384,534	(49,106,954)	16,801,806	140,621,331
Share-based compensation cost		(75,893,070)	(71,144,592)	(104,736,527)
Total other income	25,442,324	154,020,196	127,640,578	109,840,686
Income before tax	$ 81,265,978	491,959,849	693,577,866	1,164,110,024